Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits as of beginning of year	$ 53,153	$ 1,335
Increases related to prior year tax positions		5
Increases related to current year tax positions		51,813
Decreases related to prior year tax positions	(53,153)
Unrecognized tax benefits as of end of year		$ 53,153